Income tax expense - Deferred tax assets (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2021 EUR (€)
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets	$ 32,191	$ 15,038
Unused tax losses for which no deferred tax asset recognized		$ 696,700		€ 815.3
Tax rate applicable	25.00%	25.00%	25.00%
Temporary differences and unused tax losses
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets	$ 203,800	$ 174,200
NETHERLANDS
Income tax expense - Deferred tax assets
Tax rate applicable	25.00%	25.00%	25.00%
BELGIUM
Income tax expense - Deferred tax assets
IID carry-forwarded	$ 161,500	$ 52,100